Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 5,378,325	$ 692,397	$ 5,310,938
Less: accumulated depreciation	(5,081,087)	(654,132)	(4,433,936)
Property and equipment, net	297,238	38,265	877,002
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	806,471	103,824	806,471
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,914,442	246,462	1,785,064
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,899,106	244,488	749,468
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	9,000	1,159	9,000
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 749,306	$ 96,464	$ 1,960,935